SUBSEQUENT EVENTS (Details)								9 Months Ended	12 Months Ended
	Oct. 06, 2016 USD ($) bed	Aug. 01, 2016 USD ($)	May 10, 2016 USD ($)	Feb. 12, 2016 USD ($)	Feb. 05, 2016 USD ($) renewal_term subsidiary facility	Jan. 26, 2016 $ / shares shares	May 01, 2015 facility	Sep. 30, 2016 USD ($) facility $ / shares shares	Dec. 31, 2015 USD ($) facility	Nov. 10, 2016 shares	Mar. 24, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jul. 17, 2015 USD ($)	Jul. 01, 2015 bed	Jun. 11, 2015 USD ($)
Subsequent Event [Line Items]
Number of skilled nursing facilities subleased | facility								11	11
Number of subsidiaries entered into lease agreement | subsidiary					9
Annual rent, per agreement									$ 25,226,000
Operating lease, escalation percentage, initial term, percentage								0.03
Property Plant and Equipment, Agreement to Sell, Value												$ 6,850,000			$ 6,750,000
Stock repurchased | shares								150,000
Stock repurchased, average cost per share | $ / shares								$ 2.05
Number of shares authorized to be repurchased | shares								500,000
Subsequent Event
Subsequent Event [Line Items]
Note receivable, increase in stated interest rate (in percentage)	2.00%
Stock repurchased | shares						150,000
Stock repurchased, average cost per share | $ / shares						$ 2.05
Number of shares authorized to be repurchased | shares						500,000
Commitment for refinance, amount											$ 25,400,000
Notes Receivable | HAH
Subsequent Event [Line Items]
Outstanding principal amount of note													$ 1,000,000
Arkansas
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed														83
Property Plant and Equipment, Agreement to Sell, Value								$ 55,000,000
Aria Subleases
Subsequent Event [Line Items]
Operating lease, renewal term (in years)									15 years
Operating lease, renewal term									15 years
Annual rent, per agreement									$ 4,200,000
Aria Subleases | Arkansas
Subsequent Event [Line Items]
Number of skilled nursing facilities subleased | facility							8		9
Skyline Lease
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 51,000,000
Initial lease term (in years)					15 years
Annual rent, per agreement					$ 5,400,000.0
Number of renewal terms | renewal_term					2
Renewal term (in years)					5 years
Operating lease, escalation percentage, initial term, percentage					0.025
Property Plant and Equipment, Agreement to Sell, Value					$ 55,000,000
Payments for Deposits with Other Institutions		$ 1,000,000	1,000,000
Skyline Lease | Subsequent Event
Subsequent Event [Line Items]
Number of subsidiaries entered into lease agreement | subsidiary					9
Initial lease term (in years)					15 years
Annual rent, per agreement					$ 5,400,000.0
Number of renewal terms | renewal_term					2
Renewal term (in years)					5 years
Operating lease, escalation percentage, initial term, percentage					0.025
Property Plant and Equipment, Agreement to Sell, Value					$ 55,000,000
Property Plant and Equipment, Agreed Upon Selling Price					$ 52,000,000
Payments for Deposits with Other Institutions	$ 1,800,000
Skyline Lease | Notes Receivable
Subsequent Event [Line Items]
Financing Receivable, Net			$ 3,000,000
Skyline Lease | Arkansas | Subsequent Event
Subsequent Event [Line Items]
Number of skilled nursing facilities subleased | facility					1
Office Building [Member] | Subsequent Event
Subsequent Event [Line Items]
proceed from sale of office building				$ 300,000
Purchaser of Arkansas Facilities [Member] | Subordinated Debt [Member] | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, outstanding amount	45,600,000
Debt instrument, principal amount	6,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Subsequent Event
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	50,300,000
Disposal group, consideration received	55,000,000
Payments for Deposits with Other Institutions	1,800,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Notes Receivable | Subsequent Event
Subsequent Event [Line Items]
Financing Receivable, Net	$ 3,000,000.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Rogers, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	110
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Stamps, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	104
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Mountain View, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	97
Capacity of assisted living facility (in numbers of bed) | bed	32
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | North Little Rock, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	140
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Fort Smith, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	129
Christopher Brogdon
Subsequent Event [Line Items]
Principal amount of note receivable								$ 300,000
Little Rock Health & Rehabilitation [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Little Rock, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	154
Cumberland H&R | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Little Rock, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	120
Woodland Hills Health & Rehabilitation [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Arkansas Facilities [Member] | Little Rock, Arkansas [Member] | Subsequent Event
Subsequent Event [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	140
New repurchase Program 2016 [Member] | Preferred Stock [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares authorized to be repurchased | shares										100,000
New repurchase Program 2016 [Member] | Shares | Subsequent Event
Subsequent Event [Line Items]
Number of shares authorized to be repurchased | shares										1,000,000